Quarterly Holdings Report

for

Fidelity® Targeted Emerging Markets Factor ETF

July 31, 2019

EMK-QTLY-0919

1.9893930.100

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 96.3%

	Shares	Value
BRAZIL – 3.3%
Ambev S.A.	21,900	$115,515
Cielo S.A.	2,200	4,174
Cosan S.A.	1,400	18,665
IRB Brasil Resseguros S/A	1,500	37,339
Lojas Renner S.A.	7,270	90,410
Ultrapar Participacoes S.A.	2,600	13,551
Vale S.A.	3,100	40,460

TOTAL BRAZIL		320,114

CHILE – 1.9%
Banco de Chile	239,282	34,328
Banco de Credito e Inversiones S.A.	527	33,199
Banco Santander Chile	469,786	34,019
Cia Cervecerias Unidas S.A.	5,112	71,668
Empresas COPEC S.A.	1,299	11,920

TOTAL CHILE		185,134

CHINA – 20.8%
AAC Technologies Holdings, Inc.	2,500	13,653
Agricultural Bank of China Ltd. Class H	67,000	27,303
Alibaba Group Holding Ltd. ADR (a)	2,421	419,099
ANTA Sports Products Ltd.	9,000	67,602
Autohome, Inc. ADR (a)	131	11,135
Baidu, Inc. ADR (a)	374	41,776
Bank of China Ltd. Class H	140,000	57,229
Bank of Communications Co. Ltd. Class H	44,000	32,207
Baozun, Inc. ADR (a)	552	27,385
Beijing Capital International Airport Co. Ltd. Class H	80,000	63,361
China Communications Services Corp. Ltd. Class H	28,000	19,673
China Construction Bank Corp. Class H	176,000	136,472
China Everbright Bank Co. Ltd. Class H	29,000	13,114
China Merchants Bank Co. Ltd. Class H	8,000	40,112
China Minsheng Banking Corp. Ltd. Class H	23,000	15,925
China Pacific Insurance Group Co. Ltd. Class H	7,200	30,996
China Railway Signal & Communication Corp. Ltd. Class H (b)	13,000	8,719
China Reinsurance Group Corp. Class H	60,000	10,577
China Resources Pharmaceutical Group Ltd. (b)	70,000	76,634
China Shenhua Energy Co. Ltd. Class H	9,000	17,935
China Telecom Corp. Ltd. Class H	62,000	27,879
Chinasoft International Ltd. (a)	20,000	10,092
CNOOC Ltd.	22,000	36,366
Ctrip.com International Ltd. ADR (a)	1,217	47,439
Geely Automobile Holdings Ltd.	32,000	49,626
Hengan International Group Co. Ltd.	9,000	68,119
Hollysys Automation Technologies Ltd.	213	3,683
Hua Hong Semiconductor Ltd. (b)	5,000	10,449

	Shares	Value
Huazhu Group Ltd. ADR	750	$24,570
Industrial & Commercial Bank of China Ltd. Class H	131,000	88,693
Inner Mongolia Yitai Coal Co. Ltd. Class B	13,146	13,330
JD.com, Inc. ADR (a)	2,177	65,114
Jiangsu Expressway Co. Ltd. Class H	52,000	70,280
Kingdee International Software Group Co. Ltd.	11,000	10,637
Momo, Inc. ADR	322	10,938
NetEase, Inc. ADR	109	25,159
New Oriental Education & Technology Group, Inc. ADR (a)	441	46,001
PICC Property & Casualty Co. Ltd. Class H	22,000	26,333
Postal Savings Bank of China Co. Ltd. Class H (b)	33,000	19,265
Shenzhou International Group Holdings Ltd.	4,400	61,097
SINA Corp. (a)	155	6,064
Sinopec Shanghai Petrochemical Co. Ltd. Class H	40,000	14,001
TAL Education Group ADR (a)	1,210	38,962
The People’s Insurance Co. Group of China Ltd. Class H	39,000	16,490
TravelSky Technology Ltd. Class H	4,000	7,889
Vipshop Holdings Ltd. ADR (a)	3,047	23,157
Want Want China Holdings Ltd.	86,000	67,344
YY, Inc. ADR (a)	126	8,088

TOTAL CHINA		2,027,972

COLOMBIA – 0.5%
Bancolombia S.A.	3,992	47,817

TOTAL COLOMBIA		47,817

EGYPT – 0.6%
Commercial International Bank Egypt SAE	8,148	35,620
Egypt Kuwait Holding Co. SAE	19,563	23,964

TOTAL EGYPT		59,584

HONG KONG – 5.1%
China Mobile Ltd.	9,000	76,742
China Taiping Insurance Holdings Co. Ltd.	6,400	17,905
CITIC Ltd.	60,000	79,712
Guangdong Investment Ltd.	82,000	172,838
Sino Biopharmaceutical Ltd.	125,000	154,570

TOTAL HONG KONG		501,767

HUNGARY – 0.9%
Richter Gedeon Nyrt	4,883	85,935

TOTAL HUNGARY		85,935

INDIA – 10.1%
Bajaj Auto Ltd.	1,233	45,050
Bajaj Finance Ltd.	892	42,117

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Common Stocks – continued

	Shares	Value
INDIA – continued
Divi’s Laboratories Ltd.	5,610	$133,072
Eicher Motors Ltd.	170	40,351
HCL Technologies Ltd.	706	10,605
HDFC Bank Ltd.	3,839	125,504
Hero MotoCorp Ltd.	1,265	43,274
Hindustan Unilever Ltd.	3,694	92,606
ICICI Lombard General Insurance Co. Ltd. (b)	2,027	35,532
Indiabulls Housing Finance Ltd.	3,078	23,936
IndusInd Bank Ltd.	1,522	31,221
Infosys Ltd.	4,798	55,288
Kotak Mahindra Bank Ltd.	2,534	55,906
MakeMyTrip Ltd. (a)	749	19,167
Mindtree Ltd.	140	1,456
Mphasis Ltd.	114	1,554
Nestle India Ltd.	408	69,165
NMDC Ltd.	10,799	17,043
Petronet LNG Ltd.	5,562	19,095
Pidilite Industries Ltd.	977	17,598
Shriram Transport Finance Co. Ltd.	1,891	26,611
Tata Consultancy Services Ltd.	1,138	36,444
Tech Mahindra Ltd.	587	5,423
Wipro Ltd.	1,817	6,999
WNS Holdings Ltd. ADR (a)	126	7,941
Zee Entertainment Enterprises Ltd.	5,059	26,560

TOTAL INDIA		989,518

INDONESIA – 2.3%
Bank Central Asia Tbk PT	29,500	65,137
Kalbe Farma Tbk PT	911,500	95,591
Telekomunikasi Indonesia Persero Tbk PT	144,100	44,206
United Tractors Tbk PT	9,700	17,249

TOTAL INDONESIA		222,183

LUXEMBOURG – 0.1%
Ternium S.A. ADR	335	7,079

TOTAL LUXEMBOURG		7,079

MALAYSIA – 5.6%
Astro Malaysia Holdings Bhd	61,000	21,435
Bursa Malaysia Bhd	15,500	25,354
DiGi.Com Bhd	23,700	28,717
Malayan Banking Bhd	19,505	40,887
Maxis Bhd	18,800	25,878
Nestle Malaysia Bhd	1,900	68,421
Petronas Chemicals Group Bhd	5,100	9,257
Petronas Gas Bhd	29,900	116,513
PPB Group Bhd	16,000	72,507
Public Bank Bhd	8,100	42,988

	Shares	Value
Westports Holdings Bhd	100,500	$97,419

TOTAL MALAYSIA		549,376

MEXICO – 3.5%
Banco del Bajio S.A. (b)	15,800	29,722
Grupo Aeroportuario del Pacifico SAB de CV Class B	9,600	96,337
Grupo Aeroportuario del Sureste SAB de CV Class B	4,805	72,951
Kimberly-Clark de Mexico SAB de CV Class A (a)	42,400	88,124
Megacable Holdings SAB de CV	10,200	43,448
Mexichem SAB de CV	4,200	7,695

TOTAL MEXICO		338,277

PERU – 0.5%
Credicorp Ltd.	232	50,574

TOTAL PERU		50,574

PHILIPPINES – 2.4%
Globe Telecom, Inc.	645	27,193
Jollibee Foods Corp.	13,900	70,659
Manila Electric Co.	18,540	132,818

TOTAL PHILIPPINES		230,670

POLAND – 0.4%
Asseco Poland S.A.	83	1,174
Cyfrowy Polsat S.A.	5,177	40,124

TOTAL POLAND		41,298

QATAR – 0.6%
Qatar National Bank QPSC	10,870	58,250

TOTAL QATAR		58,250

RUSSIA – 5.6%
Alrosa PJSC	7,060	9,040
Gazprom PJSC	11,890	44,255
Globaltrans Investment PLC GDR	10,187	89,442
Inter RAO UES PJSC	2,504,000	175,916
LUKOIL PJSC	371	30,465
MMC Norilsk Nickel PJSC	87	20,020
Novatek PJSC	990	20,526
Rostelecom PJSC	29,190	37,818
Sberbank of Russia PJSC	24,330	89,254
Surgutneftegas PJSC	29,500	12,542
Tatneft PJSC	1,770	20,668

TOTAL RUSSIA		549,946

SOUTH AFRICA – 3.9%
Absa Group Ltd.	3,182	35,423
AVI Ltd.	9,825	59,407
Capitec Bank Holdings Ltd.	439	36,115

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
SOUTH AFRICA – continued
Kumba Iron Ore Ltd.	622	$20,660
Liberty Holdings Ltd.	3,808	28,842
Mr Price Group Ltd.	2,074	25,544
Nedbank Group Ltd.	1,933	32,496
Sappi Ltd.	2,933	10,670
Telkom S.A. SOC Ltd.	6,439	38,678
The Foschini Group Ltd.	2,587	29,957
Truworths International Ltd.	5,294	23,075
Vodacom Group Ltd.	4,249	34,854

TOTAL SOUTH AFRICA		375,721

SOUTH KOREA – 13.3%
Com2uSCorp	283	21,034
DB Insurance Co. Ltd.	786	37,116
Hanwha Corp.	2,697	54,143
Hyundai Marine & Fire Insurance Co. Ltd.	1,414	33,266
Hyundai Mobis Co. Ltd.	316	64,103
Kangwon Land, Inc.	1,480	38,307
Kia Motors Corp.	1,689	62,198
Korean Reinsurance Co.	5,678	38,235
KT&G Corp.	906	73,439
LG Display Co. Ltd. (a)	287	3,503
LG Innotek Co. Ltd.	17	1,617
Lotte Chemical Corp.	59	11,571
Medy-Tox, Inc.	239	84,070
NCSoft Corp.	88	35,666
NongShim Co. Ltd.	253	50,045
POSCO	110	20,879
S-1 Corp.	919	80,836
Samsung Electro-Mechanics Co. Ltd.	75	5,808
Samsung Electronics Co. Ltd.	7,680	293,164
Samsung SDI Co. Ltd.	70	14,671
Samsung SDS Co. Ltd.	46	8,073
SK Holdings Co. Ltd.	407	75,711
SK Hynix, Inc.	732	47,382
Woongjin Coway Co. Ltd.	618	43,644
Yuhan Corp.	519	94,580

TOTAL SOUTH KOREA		1,293,061

TAIWAN – 9.9%
AU Optronics Corp.	50,000	13,282
Catcher Technology Co. Ltd.	3,000	22,259
Chunghwa Telecom Co. Ltd.	11,000	38,159
E.Sun Financial Holding Co. Ltd.	68,550	57,248
Far Eastern New Century Corp.	70,000	66,553
Far EasTone Telecommunications Co. Ltd.	12,000	27,559
Feng Hsin Steel Co. Ltd.	5,000	9,170
Formosa Chemicals & Fibre Corp.	6,000	18,309
Formosa Petrochemical Corp.	6,000	20,429
Formosa Plastics Corp.	6,000	19,369
Foxconn Technology Co. Ltd.	9,000	18,588

	Shares	Value
Innolux Corp.	55,000	$12,773
Novatek Microelectronics Corp.	4,000	21,328
Pou Chen Corp.	50,000	61,751
Radiant Opto-Electronics Corp.	6,000	23,705
Silicon Motion Technology Corp. ADR	117	4,235
SinoPac Financial Holdings Co. Ltd.	113,000	45,007
Synnex Technology International Corp.	14,000	17,245
Taiwan Business Bank	98,000	42,180
Taiwan Cooperative Financial Holding Co. Ltd.	69,000	46,542
Taiwan Mobile Co. Ltd.	9,000	31,655
Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	216,715
Tripod Technology Corp.	6,000	20,043
Uni-President Enterprises Corp.	38,000	98,622
Yageo Corp.	2,000	17,088

TOTAL TAIWAN		969,814

THAILAND – 2.8%
Advanced Info Service PCL	5,400	37,411
Airports of Thailand PCL	49,000	114,750
Intouch Holdings PCL	15,900	32,969
PTT PCL	16,900	25,972
Thai Oil PCL	7,400	16,608
The Siam Cement PCL	700	9,881
Tisco Financial Group PCL	10,200	33,508

TOTAL THAILAND		271,099

TURKEY – 1.3%
BIM Birlesik Magazalar AS	8,316	69,824
Haci Omer Sabanci Holding AS	14,684	25,968
Turkiye Garanti Bankasi AS (a)	15,961	28,170

TOTAL TURKEY		123,962

UNITED ARAB EMIRATES – 0.4%
Emirates Telecommunications Group Co. PJSC	8,732	40,984

TOTAL UNITED ARAB EMIRATES		40,984

UNITED STATES OF AMERICA – 0.5%
Yum China Holdings, Inc.	1,171	53,281

TOTAL UNITED STATES OF AMERICA		53,281

TOTAL COMMON STOCKS (Cost $9,693,655)		9,393,416

Preferred Stock – 2.6%

BRAZIL – 2.5%
Banco do Estado do Rio Grande do Sul S.A. Class B	5,100	31,418
Cia de Transmissao de Energia Eletrica Paulista	26,200	166,138

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Preferred Stock – continued

	Shares	Value

BRAZIL – continued
Itausa – Investimentos Itau S.A.	15,000	$49,013

TOTAL BRAZIL		246,569

CHILE – 0.1%
Sociedad Quimica y Minera de Chile S.A. Class B	284	8,330

TOTAL CHILE		8,330

TOTAL PREFERRED STOCKS (Cost $231,766)		254,899

Money Market Funds – 0.2%

Fidelity Cash Central Fund, 2.43% (c) (Cost $18,334)	18,330	18,334

TOTAL INVESTMENT IN SECURITIES – 99.1% (Cost $9,943,755)		9,666,649

NET OTHER ASSETS (LIABILITIES) (d) – 0.9%		85,047

NET ASSETS – 100.0%		$9,751,696

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,321 or 1.8% of net assets.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Includes $2,600 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contract
ICE MSCI Emerging Markets Index Contracts	1	September 2019	$51,280	$(1,502)	$(1,502)

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$667

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

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Schedule of Investments (Unaudited) – continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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